GAIN ON SALE OF ASSETS AND TERMINATION OF CHARTERS (Gain on Sale of Vessels) (Details) $ in Thousands	1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($) vessel	Feb. 29, 2020 USD ($)	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2020 USD ($) vessel
Property, Plant and Equipment [Line Items]
Number of feeder container vessels accounted for as direct financing leases sold | vessel				2	18
Gain (loss) on sale of vessel				$ 13,228	$ 39,405	$ 2,250
Number of feeder container vessels accounted for as leaseback assets sold | vessel					3
Lessor, operating lease, number of lease assets sold | vessel	7		7		7	4
Termination fee						$ 3,200
Front Force and Front Energy
Property, Plant and Equipment [Line Items]
Gain on sale of vessels				1,500
Net sales proceeds from sale of vessels				65,400
MSC Alice 1700 twenty-foot equivalent unit ("TEU") container vessel
Property, Plant and Equipment [Line Items]
Gain on sale of vessels				11,700
Net sales proceeds from sale of vessels				13,500
18 MSC feeder container vessels
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels and termination of charters					$ 82,000
Gain on sale of leased assets, net, operating leases					600
Handysize vessels
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of vessel			$ 39,300		39,300
Proceeds from sale of vessels and termination of charters					$ 97,700
West Taurus
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of vessel	$ (600)
Front Hakata
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of vessel		$ 1,400
Proceeds from sale of vessels and termination of charters						30,300
Sea Cheetah, Sea Jaguar, Sea Halibut and Sea Pike
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels and termination of charters						4,300
Gain on sale of leased assets, net, operating leases						900
Sea Leopard
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of vessel						(30)
Hunter Atla, Hunter Saga and Hunter Laga
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels and termination of charters						$ 176,200
Front Force and Front Energy
Property, Plant and Equipment [Line Items]
Termination fee on termination of charters				$ 4,500